Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue	$ 40,355	$ 708,244
Cost of revenue	134,988	556,925
Gross Profit (loss)	(94,633)	151,319
Operating expenses:
Research and development	1,485,636	2,386,086
Selling, general and administrative	3,427,690	3,551,527
Total operating expenses	4,913,326	5,937,613
Loss from operations	(5,007,959)	(5,786,294)
Other income (expense)	(544,566)	0
Interest expense, net	(544,826)	(468,174)
Loss before income tax expense	(6,097,351)	(6,254,468)
Provision for income taxes expense	1,600	1,600
Net loss and comprehensive loss	$ (6,098,951)	$ (6,256,068)
Net loss per share common share, basic	$ (0.22)	$ (0.23)
Net loss per share common share, diluted	$ (0.22)	$ (0.23)
Weighted average common shares outstanding, basic	27,815,913	27,364,975
Weighted average common shares outstanding, diluted	27,815,913	27,364,975
GIGCAPITAL5, INC [Member]
Revenue	$ 0	$ 0
General and administrative expenses	4,927,599	4,279,100
Operating expenses:
Loss from operations	(4,927,599)	(4,279,100)
Other income (expense)	14,953	384,108
Interest expense, net	(219,686)	(23,098)
Interest income on cash and marketable securities held in Trust Account	1,526,860	1,630,398
Loss before income tax expense	(3,605,472)	(2,287,692)
Provision for income taxes expense	419,119	486,615
Net loss and comprehensive loss	(4,024,591)	(2,774,307)
Net income attributable to common stock subject to possible redemption	1,107,741	1,143,783
Net loss attributable to common stockholders	$ (5,132,332)	$ (3,918,090)
Net loss per share common share, basic	$ (0.78)	$ (0.6)
Net loss per share common share, diluted	$ (0.78)	$ (0.6)
Weighted average common shares outstanding, basic	6,540,000	6,540,000
Weighted average common shares outstanding, diluted	6,540,000	6,540,000
Common Stock Subject to Possible Redemption
Operating expenses:
Net loss per share common share, basic	$ 0.37	$ 0.06
Weighted average common shares outstanding, basic	3,020,634	17,954,419
Common Stock Subject to Possible Redemption | GIGCAPITAL5, INC [Member]
Operating expenses:
Net income attributable to common stock subject to possible redemption	$ 1,107,741	$ 1,143,783
Net loss per share common share, basic	$ 0.37	$ 0.06
Net loss per share common share, diluted	$ 0.37	$ 0.06
Weighted average common shares outstanding, basic	3,020,634	17,954,419
Weighted average common shares outstanding, diluted	3,020,634	17,954,419